Property, Plant and Equipment, net (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 96,000	$ 91.000	$ 179,322	$ 149,565	$ 159,521